Mobile Financial Services activities - Financial assets related to Orange Bank (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities	€ 4,692	€ 3,288	€ 4,357
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities	152	94	179
Financial assets at fair value through profit or loss, category [member] | Investments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities	72		79
Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities	57	74	76
Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities	€ 23	€ 20	€ 25